Debt	3 Months Ended
Mar. 31, 2021
Debt
Debt

2.      Debt

As at March 31, 2021, the Company had five loan facilities, which it has used primarily to finance vessel acquisitions or vessels under construction and also for working capital. The Company’s applicable ship-owning subsidiaries have granted first-priority mortgages against the relevant vessels in favor of the lenders as security for the Company’s obligations under the loan facilities, which totaled 13 vessels as at March 31, 2021. ASC and its subsidiary Ardmore Shipping LLC have provided guarantees in respect of the loan facilities and ASC has granted a guarantee over its trade receivables in respect of the ABN AMRO Revolving Facility. These guarantees can be called upon following a payment default. The outstanding principal balances on each loan facility as at March 31, 2021 and December 31, 2020 were as follows:

	As at
	March 31, 2021	December 31, 2020
NIBC Bank Facility	—	4,625,000
Nordea/SEB Joint Bank Facility	85,629,115	88,503,292
Nordea/SEB Revolving Facility	39,321,198	39,237,241
ABN/CACIB Joint Bank Facility	55,677,972	57,124,104
ABN AMRO Revolving Facility	11,995,152	14,394,250
IYO Bank Facility	9,600,000	10,000,000
Total debt	202,223,437	213,883,887
Deferred finance fees	(3,101,306)	(3,372,923)
Net total debt	199,122,131	210,510,964
Current portion of long-term debt	18,881,236	23,506,236
Current portion of deferred finance fees	(1,001,180)	(1,049,840)
Total current portion of long-term debt	17,880,056	22,456,396
Non-current portion of long-term debt	181,242,075	188,054,568

2.      Debt (continued)

Future minimum scheduled repayments under the Company’s loan facilities for each year are as follows:

As at
March 31, 2021
2021 (1)	14,160,927
2022	30,876,388
2023	18,881,236
2024	134,704,886
2025	3,600,000
202,223,437

(1)Nine-month period ending December 31, 2021.

NIBC Bank Facility

On September 12, 2014, one of ASC’s subsidiaries entered into a $13.5 million long-term loan facility with NIBC Bank N.V. to finance a secondhand vessel acquisition which delivered to the Company in 2014. The facility was drawn down in September 2014. Interest is calculated at a rate of LIBOR plus 2.90%. Principal repayments on the loans are made on a quarterly basis, with a balloon payment payable with the final instalment. On January 7, 2021, Ardmore repaid the facility in full.

Nordea / SEB Joint Bank Facility and Nordea / SEB Revolving Facility

On December 11, 2019, eight of ASC’s subsidiaries entered into a $100 million long-term loan facility and a $40 million revolving credit facility with Nordea Bank AB (publ) and Skandinaviska Enskilda Banken AB (publ) to refinance existing facilities. The facility was fully drawn down in December 2020 and 2019. Interest is calculated at a rate of LIBOR plus 2.4%. Principal repayments on the term loans are made on a quarterly basis, with a balloon payment payable with the final instalment. The revolving facility may be drawn down or repaid with five days’ notice.  The term loan and revolving credit facility mature in December 2024.

ABN/CACIB Joint Bank Facility

On December 11, 2019, four of ASC’s subsidiaries entered into a $61.5 million long-term loan facility with ABN AMRO Bank N.V. and Credit Agricole Corporate and Investment Bank to refinance existing facilities. Interest is calculated at a rate of LIBOR plus 2.4%. Principal repayments on the term loans are made on a quarterly basis, with a balloon payment payable with the final instalment. The loan facility matures in December 2024.

ABN AMRO Revolving Facility

On October 24, 2017, the Company entered into a $15 million revolving credit facility with ABN AMRO to fund working capital. On July 17, 2020, this facility was renewed for a further two years. Interest under this facility is calculated at a rate of LIBOR plus 3.9%. Interest payments are payable on a quarterly basis. The facility matures in July 2022 with options to extend for two more years.

2.      Debt (continued)

IYO Bank Facility

On December 17, 2020, one of ASC’s subsidiaries entered into a $10.0 million long-term loan facility with IYO Bank to finance a secondhand vessel acquisition which vessel delivered to the Company in 2020. The facility was drawn down in December 2020. Interest is calculated at a rate of LIBOR plus 2.25%. Principal repayments on the loans are made on a quarterly basis, with a balloon payment payable with the final instalment. The loan facility matures in December 2025.

Long-term debt financial covenants

The Company’s existing long-term debt facilities described above include certain covenants. The financial covenants require that the Company:

•	maintain minimum solvency of not less than 30%;
•

maintain minimum cash and cash equivalents (of which at least 60% of such minimum amount is held in cash and which includes the undrawn portion of the Nordea/SEB Revolving Facility), based on the number of vessels owned and chartered-in and 5% of outstanding debt; the required minimum cash and cash equivalents as at March 31, 2021 was $19.7 million;

•	ensure that the aggregate fair market value of the applicable vessels plus any additional collateral is, depending on the facility, no less than 130% of the debt outstanding for the facility;
•	maintain a corporate net worth of not less than $150 million; and
•

maintain positive working capital, excluding balloon repayments and amounts outstanding under the ABN AMRO Revolving Facility, provided that the facility has a remaining maturity of more than three months.

The Company was in full compliance with all of its long-term debt financial covenants as at March 31, 2021 and December 31, 2020.